Non-Consolidated Affiliates Non-Consolidated Affiliates (Tables)	12 Months Ended
Dec. 31, 2011
Equity Method Investments and Joint Ventures [Abstract]
Summarized Balance Sheet of Non-consolidated Affiliates [Table Text Block]
Summarized balance sheet data as of December 31 is as follows:

	Yanfeng		All Others
	2011	2010	2011	2010
	(Dollars in Millions)
Current assets	$1,282	$1,066	$652	$319
Other assets	637	502	290	195
Total assets	$1,919	$1,568	$942	$514

Current liabilities	$995	$884	$574	$287
Other liabilities	15	19	24	16
Shareholders’ equity	909	665	344	211
Total liabilities and shareholders’ equity	$1,919	$1,568	$942	$514

Summarized Income Statement Information of Non-consolidated Affiliates [Table Text Block]
Summarized statement of operations data for the years ended December 31 is as follows:

	Net Sales			Gross Margin			Net Income
	2011	2010	2009	2011	2010	2009	2011	2010	2009
	(Dollars in Millions)
Yanfeng	$3,014	$2,573	$1,452	$473	$398	$217	$246	$218	$118
All other	1,681	893	711	176	142	109	90	71	42
	$4,695	$3,466	$2,163	$649	$540	$326	$336	$289	$160